Summary of Significant Accounting Policies (Details) - Schedule of Black-Scholes assumptions - Minimum [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of Black-Scholes assumptions [Line Items]
Forfeiture rate
Equity Option [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Black-Scholes assumptions [Line Items]
Expected life		6 years 3 months
Risk free interest rate		1.47%	1.47%	0.90%
Expected volatility		92.00%	91.00%	91.00%
Expected dividend yield